DEFERRED CHARGES	12 Months Ended
Dec. 31, 2013
Deferred Costs [Abstract]
DEFERRED CHARGES	DEFERRED CHARGES

(in thousands of $)	2013	2012
Debt arrangement fees	1,006	1,006
Accumulated amortization	(979)	(958)
	27	48